Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023		$ 2,275	$ 17,220,471	$ (20,239,639)	$ (3,016,893)
Balance, shares at Dec. 31, 2023		2,275,367
Shares issued for services		$ 35	53,250		53,285
Shares issued for services, shares		35,444
Shares issued for note modification		$ 276	449,384		449,660
Shares issued for note modification, shares		276,171
Share-based compensation			14,301		14,301
Net loss				(4,306,918)	(4,306,918)
Ending balance, value at Dec. 31, 2024		$ 2,586	17,737,406	(24,546,557)	(6,806,565)
Balance, shares at Dec. 31, 2024		2,586,982
Shares issued for services		$ 88	605,602		605,690
Shares issued for services, shares		87,858
Shares issued for note modification		$ 468	2,081,955		2,082,423
Shares issued for note modification, shares		467,531
Share-based compensation			232,668		232,668
Net loss				(6,410,564)	(6,410,564)
Ending balance, value at Dec. 31, 2025		$ 3,142	$ 20,657,631	$ (30,957,121)	$ (10,296,348)
Balance, shares at Dec. 31, 2025		3,142,371